Schedule I - CONDENSED STATEMENT OF CASH FLOW (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ 85,825	$ 85,252	$ 91,681
INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	(8)	(269)	3,067
FINANCING ACTIVITIES
Net proceeds from issuance of Series A Preferred Units	3,174	13,065	38,659
Net proceeds from issuance of common units	0	1,029	4,563
Proceeds from long-term debt	0	368,300	0
Repayment of long-term debt	(44,660)	(342,416)	(45,458)
Repayment of debt issuance cost	0	(5,797)	0
Repayment of amounts due to owners and affiliates	0	(34,000)	(17,500)
Proceeds from indemnifications received from Hoegh LNG	0	0	1,701
Repayment of indemnifications received from Hoegh LNG	0	(64)	(2,353)
Cash distributions to limited partners	(74,886)	(73,804)	(72,497)
Net cash provided by (used in) financing activities	(94,622)	(70,625)	(92,478)
Increase (decrease) in cash, cash equivalents and restricted cash	(8,805)	14,358	2,270
Cash, cash equivalents and restricted cash, beginning of period	59,819	45,454	43,281	$ 43,281
Cash, cash equivalents and restricted cash, end of period	51,063	59,819	45,454	51,063
Reportable Legal Entities | Parent Company
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	48,656	33,130	42,401
INVESTING ACTIVITIES
Long-term loan due from subsidiaries	22,027	(286,133)	0
Net cash provided by (used in) investing activities	22,027	(286,133)	0
FINANCING ACTIVITIES
Net proceeds from issuance of Series A Preferred Units	3,174	13,065	38,659
Net proceeds from issuance of common units	0	1,029	4,563
Proceeds from long-term debt	0	368,300	0
Proceeds from loans due to owners and affiliates	21,750	3,500	5,400
Repayment of long-term debt	(25,597)	(19,198)	0
Repayment of debt issuance cost	0	(5,797)	0
Repayment of amounts due to owners and affiliates	0	(34,000)	(17,500)
Proceeds from indemnifications received from Hoegh LNG	0	0	1,701
Repayment of indemnifications received from Hoegh LNG	0	(64)	(2,535)
Cash distributions to limited partners	(74,886)	(73,804)	(72,497)
Net cash provided by (used in) financing activities	(75,559)	253,301	(42,209)
Increase (decrease) in cash, cash equivalents and restricted cash	(4,876)	(72)	374
Cash, cash equivalents and restricted cash, beginning of period	6,934	7,006	6,632	6,632
Cash, cash equivalents and restricted cash, end of period	$ 2,058	$ 6,934	$ 7,006	$ 2,058